CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Accounts Payable [Member]	Services [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Members' Equity (Deficiency) [Member]	Deferred Compensation [Member]	Common Stock [Member]	Series A Preferred Stock [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Accounts Payable [Member]	Additional Paid-In Capital [Member] Services [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit Accumulated During Development Stage [Member]
Balance at Jan. 21, 1997				$ 0
Balance, shares at Jan. 21, 1997				0
Equity contributions	1,143,487				1,143,487
Subscriptions receivable	440,000				440,000
Technology contribution	4,550,000				4,550,000
Net loss	(5,256,012)												(5,256,012)
Balance at Dec. 31, 1997	877,475				6,133,487								(5,256,012)
Balance, shares at Dec. 31, 1997
Equity contributions	2,518,236				2,518,236
Options issued to consultants	1,671				1,671
Subscriptions receivable	50,000				50,000
Net loss	(1,867,348)												(1,867,348)
Balance at Dec. 31, 1998	1,580,034				8,703,394								(7,123,360)
Balance, shares at Dec. 31, 1998
Equity contributions	1,382,872				1,382,872
Equity issued to consultants	88,363				88,363
Recognition of deferred compensation					47,001	(47,001)
Amortization of deferred compensation	15,667					15,667
Subscriptions receivable	100,000				100,000
Net loss	(3,066,388)												(3,066,388)
Balance at Dec. 31, 1999	100,548				10,321,630	(31,334)							(10,189,748)
Balance, shares at Dec. 31, 1999
Equity contributions	14,407,916				14,407,916
Equity issued to consultants	1,070,740				1,070,740
Warrants issued to consultants	468,526				468,526
Recognition of deferred compensation					27,937	(27,937)
Amortization of deferred compensation	46,772					46,772
Net loss	(10,753,871)												(10,753,871)
Balance at Dec. 31, 2000	5,340,631				26,296,749	(12,499)							(20,943,619)
Balance, shares at Dec. 31, 2000
Equity contributions	13,411,506				13,411,506
Equity issued to consultants	161,073				161,073
Stock options issued to employee	2,847				2,847
Fees incurred in raising capital	1,206,730				1,206,730
Amortization of deferred compensation	12,499					12,499
Net loss	(15,392,618)												(15,392,618)
Balance at Dec. 31, 2001	2,329,208				38,665,445								(36,336,237)
Balance, shares at Dec. 31, 2001
Equity contributions	6,739,189				6,739,189
Equity issued to consultants	156,073				156,073
Options issued to consultants	176,250				176,250
Stock options issued to employee	2,847				2,847
Fees incurred in raising capital	556,047				556,047
Conversion of convertible notes to common	(1,350,828)				(1,350,828)
Net loss	(11,871,668)												(11,871,668)
Balance at Dec. 31, 2002	(4,374,976)				43,832,929								(48,207,905)
Balance, shares at Dec. 31, 2002
Equity contributions	4,067,250				4,067,250
Equity issued to consultants	16,624				16,624
Change in fair value of management units	2,952,474				2,952,474
Options issued to consultants	65,681				65,681
Fees incurred in raising capital	343,737				343,737
Conversion of convertible notes to common	(281,340)				(281,340)
Net loss	(6,009,283)												(6,009,283)
Balance at Dec. 31, 2003	(3,907,307)				50,309,881								(54,217,188)
Balance, shares at Dec. 31, 2003
Equity contributions	512,555				512,555
Change in fair value of management units	(2,396,291)				(2,396,291)
Fees incurred in raising capital	80,218				80,218
Net loss	(1,096,683)												(1,096,683)
Balance at Dec. 31, 2004	(6,967,944)				48,345,927								(55,313,871)
Balance, shares at Dec. 31, 2004
Equity contributions	92,287				92,287
Change in fair value of management units	(14,551)				(14,551)
Fees incurred in raising capital	92,287				92,287
Reorganization from LLC to "C" Corporation					(49,219,260)		4,829		49,214,431
Reorganization from LLC to "C" Corporation (in shares)							4,829,120
Conversion of convertible notes to common	51,565				51,565
Issuance of common stock in settlement of accounts payable	836,319				836,319
Net loss	(3,665,596)												(3,665,596)
Balance at Dec. 31, 2005	(9,760,207)						4,829		49,214,431				(58,979,467)
Balance, shares at Dec. 31, 2005							4,829,120
Stock based compensation - employees, consultants and directors	143,352
Warrants issued to consultants		192,311	9,883							192,311	9,883
Preferred stock dividends								303	303,397				(303,700)
Issuance of Series A Preferred Stock as dividends, shares								303,700
Issuance of preferred stock	5,300,000							5,300	5,530,143				(235,443)
Issuance of preferred stock, shares								5,300,000
Issuance of preferred stock for redemption of convertible note	1,000,000							1,000	1,204,640				(205,640)
Issuance of preferred stock for redemption of convertible note, shares								1,000,000
Cost of raising capital associated with issuance of Series B Preferred Stock	(620,563)
Issuance of stock options to employees, consultants and directors									143,352
Cost of raising capital associated with issuance of preferred stock									(620,563)
Shares held by original stockholders of Parent immediately prior to merger							3,750		(3,750)
Shares held by original stockholders of Parent immediately prior to merger (in shares)							3,750,000
Conversion of notes payable and accrued interest to Series B Preferred Shares							5,171		11,376,939
Conversion of notes payable and accrued interest to Series B Preferred Shares, shares							5,170,880
Conversion of Series A and Series B into Common							(241)	800	30,194				(30,753)
Conversion of Series A and Series B into Common (in shares)							(240,929)	799,885
Issuance of common stock for cash	799,885						241		799,644
Issuance of common stock for cash, shares							240,929
Issuance of common stock to investor group for price protection							100		(100)
Issuance of common stock to investor group for price protection, shares							100,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction	1,000,000						10,000		990,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction, shares							10,000,000
Conversion of convertible notes to common	11,382,110
Issuance of common stock in settlement of accounts payable	587,814						779		587,035
Issuance of common stock in settlement of accounts payable, shares							778,274
Net loss	(7,671,580)												(7,671,580)
Balance at Dec. 31, 2006	2,363,005						24,629	7,403	69,757,556				(67,426,583)
Balance, shares at Dec. 31, 2006							24,628,274	7,403,585
Stock based compensation - employees, consultants and directors	498,955								498,955
Conversion of Series A and Series B into Common							405	(506)	101
Conversion of Series A and Series B into Common (in shares)							405,157	(506,446)
Issuance of common stock in settlement of accounts payable	23,002						11		22,991
Issuance of common stock in settlement of accounts payable, shares							11,501
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	361,496							1,122	1,121,246				(760,872)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event, shares								1,122,369
Net loss	(3,350,754)												(3,350,754)
Balance at Dec. 31, 2007	(104,296)						25,045	8,019	71,400,849				(71,538,209)
Balance, shares at Dec. 31, 2007							25,044,932	8,019,508
Stock based compensation - employees, consultants and directors	363,563								363,563
Issuance of warrants	40,354								40,354
Preferred stock dividends								831	277,087				(277,918)
Issuance of Series A Preferred Stock as dividends, shares								830,384
Issuance of preferred stock	(364,747)			5,442,497									(364,747)
Issuance of preferred stock, shares				52,931.47
Issuance of Series B Preferred Stock as dividends	(262,717)			262,717									(262,717)
Issuance of Series B Preferred Stock as dividends, shares				2,627.17
Conversion of Series A and Series B into Common	0						219	(57)	(162)
Conversion of Series A and Series B into Common (in shares)							218,585	(56,832)
Net loss	(3,017,890)												(3,017,890)
Balance at Dec. 31, 2008	(3,345,733)			5,705,214			25,264	8,793	72,081,691				(75,461,481)
Balance, shares at Dec. 31, 2008				55,558.64			25,263,517	8,793,060
Stock based compensation - employees, consultants and directors	236,705								236,705
Preferred stock dividends								789	110,809				(111,598)
Issuance of Series A Preferred Stock as dividends, shares								789,610
Issuance of Series B Preferred Stock as dividends	(586,023)			586,023					0				(586,023)
Issuance of Series B Preferred Stock as dividends, shares				5,860.22
Conversion of notes payable and accrued interest to Series B Preferred Shares	(6,704)			64,309					0				(6,704)
Conversion of notes payable and accrued interest to Series B Preferred Shares, shares				576.05
Conversion of Series A and Series B into Common	681,558			(681,558)			41,111	(3,326)	643,773
Conversion of Series A and Series B into Common (in shares)				(6,628.55)			41,111,339	(3,326,857)
Cashless exercise of warrants				1,335,754					0				0
Cashless exercise of warrants, shares				13,357.52
Warrant modification as inducement to exercise	14,885								14,885				0
Net loss	(2,736,715)												(2,736,715)
Balance at Dec. 31, 2009	(5,742,027)			7,009,742			66,375	6,256	73,087,863				(78,902,521)
Balance, shares at Dec. 31, 2009				68,723.88			66,374,856	6,255,813
Stock based compensation - employees, consultants and directors	149,325								149,325
Preferred stock dividends								590	167,992				(168,582)
Issuance of Series A Preferred Stock as dividends, shares								590,159
Issuance of Series B Preferred Stock as dividends	(2,008,882)			2,008,882					0				(2,008,882)
Issuance of Series B Preferred Stock as dividends, shares				6,232.81
Conversion of Series A and Series B into Common	1,437,814			(1,437,814)			47,824	(1,020)	1,391,010
Conversion of Series A and Series B into Common (in shares)				(13,983.58)			47,824,298	(1,019,563)
Issuance of common stock for cash	749,999						7,174		742,825
Issuance of common stock for cash, shares							7,174,186
Cost of raising capital	(49,560)						1,465		(51,025)
Cost of raising capital (in shares)							1,465,071
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	306,805								306,805
Net loss	(2,908,865)												(2,908,865)
Balance at Dec. 31, 2010	(8,065,391)			7,580,810	0	0	122,838	5,826	75,794,795				(83,988,850)
Balance, shares at Dec. 31, 2010				60,973.11			122,838,411	5,826,409
Stock based compensation - employees, consultants and directors	865,535								865,535
Preferred stock dividends								266	71,755				(72,021)
Issuance of Series A Preferred Stock as dividends, shares								266,161
Issuance of Series B Preferred Stock as dividends	(3,015,023)			3,015,023					0				(3,015,023)
Issuance of Series B Preferred Stock as dividends, shares				6,283.41
Conversion of Series A and Series B into Common	187,462			(187,462)			16,116	(4,645)	175,991
Conversion of Series A and Series B into Common (in shares)				(1,823.18)			16,115,042	(4,645,411)
Issuance of common stock for cash	2,643,766						17,336		2,626,430
Issuance of common stock for cash, shares							17,335,942
Conversion of convertible notes to common	1,515,130						15,151		1,499,979
Conversion of convertible notes to common, shares							15,151,310
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	1,250,000								1,250,000
Cashless exercise of warrants							6,013		(6,013)
Cashless exercise of warrants, shares							6,013,478
Exercise of stock options	5,141						147		4,994
Exercise of stock options (in shares)							146,875
Issuance of common stock in settlement of accounts payable	5,000						25		4,975
Issuance of common stock in settlement of accounts payable, shares							25,000
Net loss	(5,481,648)												(5,481,648)
Balance at Dec. 31, 2011	(10,090,028)			10,408,371			177,626	1,447	82,288,441				(92,557,542)
Balance, shares at Dec. 31, 2011				65,433.34			177,626,058	1,447,159
Stock based compensation - employees, consultants and directors	63,127								63,127
Preferred stock dividends								150	17,332				(17,482)
Issuance of Series A Preferred Stock as dividends, shares								150,008
Issuance of Series B Preferred Stock as dividends	(2,493,930)			2,493,930									(2,493,930)
Issuance of Series B Preferred Stock as dividends, shares				6,780.79
Conversion of Series A and Series B into Common	14,484			(14,484)			418	(3)	14,069
Conversion of Series A and Series B into Common (in shares)				(140.87)			418,633	(3,003)
Issuance of common stock for cash	3,660,153						28,461		3,631,692
Issuance of common stock for cash, shares							28,460,908
Conversion of convertible notes to common	798,911						7,990		790,921
Conversion of convertible notes to common, shares							7,989,103
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	87,700								87,700
Cashless exercise of warrants							170		(170)
Cashless exercise of warrants, shares							169,762
Exercise of stock options	10,606						303		10,303
Exercise of stock options (in shares)	303,039						303,039
Other comprehensive income/(loss): foreign translation adjustment	(12,662)											(12,662)
Net loss	(3,663,506)												(3,663,506)
Balance at Dec. 31, 2012	(11,625,145)			12,887,817			214,968	1,594	86,903,415			(12,662)	(98,732,460)
Balance, shares at Dec. 31, 2012				72,073.26			214,967,503	1,594,164
Stock based compensation - employees, consultants and directors	456,937								456,937
Issuance of common stock for services rendered	65,468						500		64,968
Issuance of common stock for services rendered, shares							500,000
Preferred stock dividends								166	16,435				(16,601)
Issuance of Series A Preferred Stock as dividends, shares								165,502
Issuance of Series B Preferred Stock as dividends	(2,378,919)			2,378,919									(2,378,919)
Issuance of Series B Preferred Stock as dividends, shares				7,461.55
Conversion of Series A and Series B into Common	20,386			(20,386)			548		19,838
Conversion of Series A and Series B into Common (in shares)				(198.27)			547,707
Issuance of common stock for cash	2,299,967						21,021		2,278,946
Issuance of common stock for cash, shares							21,021,262
Conversion of convertible notes to common	1,226,042						9,740		1,216,302
Conversion of convertible notes to common, shares							9,739,912
Cost of raising capital	(100,000)								(100,000)
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	331,117								331,117
Cashless exercise of warrants	139,526						3,987		135,539
Cashless exercise of warrants, shares							3,986,426
Exercise of stock options	20,194						556		19,638
Exercise of stock options (in shares)	556,737						556,737
Other comprehensive income/(loss): foreign translation adjustment	(43,325)											(43,325)
Net loss	(4,677,795)												(4,677,795)
Balance at Dec. 31, 2013	(14,265,547)			15,246,350			251,320	1,760	91,343,135			(55,987)	(105,805,775)
Balance, shares at Dec. 31, 2013	79,336.54			79,336.54			251,319,547	1,759,666
Stock based compensation - employees, consultants and directors	150,273								150,273
Issuance of common stock for services rendered	180,100						1,123		178,977
Issuance of common stock for services rendered, shares	1,123,033						1,123,033
Issuance of Series A Preferred Stock as dividends								135	26,148				(26,283)
Issuance of Series A Preferred Stock as dividends, shares								135,303
Issuance of Series B Preferred Stock as dividends	(3,743,536)			3,743,536									(3,743,536)
Issuance of Series B Preferred Stock as dividends, shares				6,072.18
Conversion of Series A & B Preferred Stock as dividends	115,645			(115,645)			3,107		112,538
Conversion of Series A & B Preferred Stock as dividends, shares				(1,124.73)			3,106,988
Issuance of common stock for cash	300,000						2,483		297,517
Issuance of common stock for cash, shares							2,483,399
Issuance of common stock - offering	10,200,000						40,800		10,159,200
Issuance of common stock - offering, shares							40,800,000
Issuance of common stock - financing
Issuance of common stock - financing, shares
Conversion of convertible notes to common	1,990,440						17,533		1,972,907
Conversion of convertible notes to common, shares							17,532,720
Cost of raising capital	(748,545)								(748,545)
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes
Cashless exercise of warrants							3,958		(3,958)
Cashless exercise of warrants, shares							3,958,716
Exercise of stock options	90,855						2,451		88,404
Exercise of stock options (in shares)	2,466,300						2,451,070
Other comprehensive income/(loss): foreign translation adjustment	123,183											123,183
Warrant liability	(862,920)								(862,920)
Net loss	(4,327,035)												(4,327,035)
Balance at Sep. 30, 2014	$ (10,797,087)			$ 18,874,241			$ 322,775	$ 1,895	$ 102,713,676			$ 67,196	$ (113,902,629)
Balance, shares at Sep. 30, 2014				84,283.99			322,775,473	1,894,969